Goodwill and Other Intangible Assets - Goodwill by business segment (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of activity related to goodwill by business segment
Gross balance		$ 1,491,996	$ 1,054,154	$ 976,090	$ 766,518
Accumulated impairment losses		(267,317)	(267,317)	(267,317)	(237,914)
Goodwill [Roll Forward]
Balance, beginning of period		786,837	708,773	528,604
Impairment charge	$ (29,400)
Balance, end of period		1,224,679	786,837	708,773
Local Media
Summary of activity related to goodwill by business segment
Gross balance		1,143,859	708,133	708,133	708,133
Accumulated impairment losses		(216,914)	(216,914)	(216,914)	(216,914)
Goodwill [Roll Forward]
Balance, beginning of period		491,219	491,219	491,219
Balance, end of period		926,945	491,219	491,219
National Media
Summary of activity related to goodwill by business segment
Gross balance		348,137	346,021	267,957	58,385
Accumulated impairment losses		(50,403)	(50,403)	(50,403)	$ (21,000)
Goodwill [Roll Forward]
Balance, beginning of period		295,618	217,554	37,385
Balance, end of period		297,734	295,618	217,554
Cracked acquisition
Goodwill [Roll Forward]
Impairment charge				(29,403)
Cracked acquisition | National Media
Goodwill [Roll Forward]
Impairment charge				(29,403)
Katz Broadcasting Group
Goodwill [Roll Forward]
Acquisitions				209,572
Goodwill, Purchase Accounting Adjustments			(5,812)
Katz Broadcasting Group | National Media
Goodwill [Roll Forward]
Acquisitions				$ 209,572
Goodwill, Purchase Accounting Adjustments			(5,812)
Triton Digital Canada, Inc.
Goodwill [Roll Forward]
Acquisitions			83,876
Goodwill, Purchase Accounting Adjustments		(3,220)
Triton Digital Canada, Inc. | National Media
Goodwill [Roll Forward]
Acquisitions			$ 83,876
Goodwill, Purchase Accounting Adjustments		(3,220)
Raycom Media, Inc., Cordillera Communications, LLC And Nexstar Media Group, Inc.
Goodwill [Roll Forward]
Acquisitions		435,726
Balance, end of period		435,726
Raycom Media, Inc., Cordillera Communications, LLC And Nexstar Media Group, Inc. | Local Media
Goodwill [Roll Forward]
Acquisitions		435,726
Omny Studio
Goodwill [Roll Forward]
Acquisitions		5,336
Omny Studio | National Media
Goodwill [Roll Forward]
Acquisitions		$ 5,336